Document And Entity Information	12 Months Ended
Jan. 31, 2023
Document Information Line Items
Entity Registrant Name	NutriBand Inc.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001676047
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	NV